Supplemental Guarantor Information - Supplemental Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
REVENUES AND OTHER:
Oil and Gas Production Revenues	$ 1,087	$ 1,659
Equity in net income (loss) of affiliates	0	0
Other	(3)	(6)
Loss on divestitures	(1)	(18)
Total revenues and other	1,083	1,635
OPERATING EXPENSES:
Depreciation, depletion, and amortization	678	826
Asset retirement obligation accretion	38	36
Impairments	0	1,912
Lease operating expenses	378	481
Gathering and transportation	52	56
Taxes other than income	11	73
Exploration	95	258
General and administrative	93	84
Transaction, reorganization, and separation	15	54
Financing costs, net	105	124
Total operating expenses	1,465	3,904
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(382)	(2,269)
Provision (benefit) for income taxes	(11)	(1,201)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(371)	(1,068)
Loss from Australian discontinued operations, net of tax	0	(238)
NET LOSS INCLUDING NONCONTROLLING INTEREST	(371)	(1,306)
Net income attributable to noncontrolling interest	1	28
NET LOSS ATTRIBUTABLE TO COMMON STOCK	(372)	(1,334)
Reclassifications & Eliminations [Member]
REVENUES AND OTHER:
Oil and Gas Production Revenues	0	0
Equity in net income (loss) of affiliates	134	1,298
Other	0	0
Loss on divestitures	0	0
Total revenues and other	134	1,298
OPERATING EXPENSES:
Depreciation, depletion, and amortization	0	0
Asset retirement obligation accretion	0	0
Impairments	0	0
Lease operating expenses	0	0
Gathering and transportation	0	0
Taxes other than income	0	0
Exploration	0	0
General and administrative	0	0
Transaction, reorganization, and separation	0	0
Financing costs, net	0	0
Total operating expenses	0	0
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	134	1,298
Provision (benefit) for income taxes	0	0
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	134	1,298
Loss from Australian discontinued operations, net of tax	0	0
NET LOSS INCLUDING NONCONTROLLING INTEREST	134	1,298
Net income attributable to noncontrolling interest	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCK	134	1,298
Apache Corporation [Member]
REVENUES AND OTHER:
Oil and Gas Production Revenues	217	365
Equity in net income (loss) of affiliates	(108)	(1,246)
Other	28	(38)
Loss on divestitures	(1)	(13)
Total revenues and other	136	(932)
OPERATING EXPENSES:
Depreciation, depletion, and amortization	156	262
Asset retirement obligation accretion	4	4
Impairments	0	1,164
Lease operating expenses	78	124
Gathering and transportation	8	9
Taxes other than income	21	33
Exploration	50	95
General and administrative	77	64
Transaction, reorganization, and separation	15	54
Financing costs, net	61	99
Total operating expenses	470	1,908
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(334)	(2,840)
Provision (benefit) for income taxes	37	(1,506)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(371)	(1,334)
Loss from Australian discontinued operations, net of tax	0	0
NET LOSS INCLUDING NONCONTROLLING INTEREST	(371)	(1,334)
Net income attributable to noncontrolling interest	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCK	(371)	(1,334)
Apache Finance Canada [Member]
REVENUES AND OTHER:
Oil and Gas Production Revenues	0	0
Equity in net income (loss) of affiliates	(26)	(53)
Other	12	14
Loss on divestitures	0	0
Total revenues and other	(14)	(39)
OPERATING EXPENSES:
Depreciation, depletion, and amortization	0	0
Asset retirement obligation accretion	0	0
Impairments	0	0
Lease operating expenses	0	0
Gathering and transportation	0	0
Taxes other than income	0	0
Exploration	0	0
General and administrative	0	0
Transaction, reorganization, and separation	0	0
Financing costs, net	10	10
Total operating expenses	10	10
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(24)	(49)
Provision (benefit) for income taxes	2	3
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(26)	(52)
Loss from Australian discontinued operations, net of tax	0	0
NET LOSS INCLUDING NONCONTROLLING INTEREST	(26)	(52)
Net income attributable to noncontrolling interest	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCK	(26)	(52)
All Other Subsidiaries of Apache Corporation [Member]
REVENUES AND OTHER:
Oil and Gas Production Revenues	870	1,294
Equity in net income (loss) of affiliates	0	1
Other	(43)	18
Loss on divestitures	0	(5)
Total revenues and other	827	1,308
OPERATING EXPENSES:
Depreciation, depletion, and amortization	522	564
Asset retirement obligation accretion	34	32
Impairments	0	748
Lease operating expenses	300	357
Gathering and transportation	44	47
Taxes other than income	(10)	40
Exploration	45	163
General and administrative	16	20
Transaction, reorganization, and separation	0	0
Financing costs, net	34	15
Total operating expenses	985	1,986
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(158)	(678)
Provision (benefit) for income taxes	(50)	302
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(108)	(980)
Loss from Australian discontinued operations, net of tax	0	(238)
NET LOSS INCLUDING NONCONTROLLING INTEREST	(108)	(1,218)
Net income attributable to noncontrolling interest	1	28
NET LOSS ATTRIBUTABLE TO COMMON STOCK	$ (109)	$ (1,246)